Patents and Licensed Technologies, net	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Patents and Licensed Technologies, net

Note 6 – Intangibles, net:

	March 31, 2017	December 31, 2016
Beginning of Period	$1,163,816	$-
Additions:
DermaWand purchase	-	1,163,816
Formulations	1,355,983	-
Trademark	1,256,460	-
Patented/Unpatented Technology	940,628	-
Gross Amount end of Period	$4,716,887	$1,163,816

Accumulated Amortization	(482,125)	(290,952)
Intangibles,net	$4,234,762	$872,864

Amortization expense was approximately $191,000 and $73,000 for the three months ended March 31, 2017 and 2016, respectively.

The following table outlines the estimated future amortization expense related to the intangible assets held as of March 31, 2017.

2017 (remaining nine months)	1,128,000
2018	856,000
2019	711,000
2020	711,000
2021	711,000
Thereafter	118,000

$4,235,000

Photomedex, Inc. [Member]
Patents and Licensed Technologies, net

Note 6

Patents and Licensed Technologies, net:

	December 31,
	2016	2015
Gross Amount beginning of period	$3,376	$7,027
Additions(disposals)	(177)	(177)
Translation differences	36	30
Gross Amount end of period	3,235	6,880

Accumulated amortization	(1,974)	(3,843)
Impairment (See Note 7 below)	(1,261)	(1,424)

Net Book Value	$-	$1,613

Related amortization expense was $230 and $769 for the years ended December 31, 2016 and 2015, respectively.